Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Poland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 29.9%
Alior Bank SA(a)	403,991	$3,047,196
Bank Millennium SA(a)	2,873,561	4,055,703
Bank Polska Kasa Opieki SA	764,400	20,482,765
mBank SA(a)	69,661	6,629,377
Powszechna Kasa Oszczednosci Bank Polski SA	3,928,548	36,301,690
Santander Bank Polska SA	149,854	10,536,774

		81,053,505

Capital Markets — 0.6%
Warsaw Stock Exchange(b)	155,155	1,541,216

Chemicals — 1.2%
Ciech SA(a)	145,780	1,341,860
Grupa Azoty SA(a)	236,081	1,942,467

		3,284,327

Construction & Engineering — 0.9%
Budimex SA	60,101	2,443,349

Consumer Finance — 1.2%
KRUK SA	83,752	3,233,544

Diversified Telecommunication Services — 1.9%
Orange Polska SA(a)	3,205,351	5,237,006

Electric Utilities — 5.8%
Enea SA(a)	1,131,715	2,588,356
Energa SA(a)	1,082,233	1,905,160
PGE Polska Grupa Energetyczna SA(a)	3,920,342	8,742,722
Tauron Polska Energia SA(a)(b)	5,401,149	2,463,699

		15,699,937

Entertainment — 4.7%
CD Projekt SA	187,330	12,573,126

Food & Staples Retailing — 3.9%
Dino Polska SA(a)(c)	230,992	7,985,098
Eurocash SA(b)	438,968	2,500,660

		10,485,758

Health Care Providers & Services — 0.6%
Neuca SA	16,763	1,641,561

Hotels, Restaurants & Leisure — 1.3%
AmRest Holdings SE(a)	285,922	3,435,991

Insurance — 9.9%
Powszechny Zaklad Ubezpieczen SA	2,711,252	26,827,950

Machinery — 0.4%
Famur SA	1,412,766	1,132,438

Media — 3.2%
Cyfrowy Polsat SA	1,200,809	8,572,273

Security	Shares	Value

Metals & Mining — 4.9%
Jastrzebska Spolka Weglowa SA(b)	262,815	$1,404,439
KGHM Polska Miedz SA(a)	519,036	11,930,642

		13,335,081

Oil, Gas & Consumable Fuels — 19.3%
Grupa Lotos SA	432,421	10,136,500
Lubelski Wegiel Bogdanka SA	84,001	801,124
Polski Koncern Naftowy ORLEN SA	1,343,568	31,914,056
Polskie Gornictwo Naftowe i Gazownictwo SA	8,005,701	9,456,882

		52,308,562

Road & Rail — 0.3%
PKP Cargo SA	168,305	886,484

Software — 1.9%
Asseco Poland SA	362,140	5,245,453

Textiles, Apparel & Luxury Goods — 6.2%
CCC SA	137,064	3,939,094
LPP SA	5,756	12,804,030

		16,743,124

Wireless Telecommunication Services — 1.7%
PLAY Communications SA(c)	559,498	4,677,921

Total Common Stocks — 99.8% (Cost: $369,638,275)		270,358,606

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(d)(e)(f)	2,444,943	2,445,921
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(d)(e)	168,000	168,000

		2,613,921

Total Short-Term Investments — 0.9% (Cost: $2,613,613)		2,613,921

Total Investments in Securities — 100.7% (Cost: $372,251,888)		272,972,527

Other Assets, Less Liabilities — (0.7)%		(1,990,646)

Net Assets — 100.0%		$270,981,881

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

1

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Poland ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,119,876	(674,933)	2,444,943	$2,445,921	$9,117	(a)	$6	$(79)
BlackRock Cash Funds: Treasury, SL Agency Shares	127,000	41,000	168,000	168,000	422		—	—

				$2,613,921	$9,539		$6	$(79)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$270,358,606	$—	$—	$270,358,606
Money Market Funds	2,613,921	—	—	2,613,921

	$272,972,527	$—	$—	$272,972,527

2